Derivative Financial Instruments (Details) (Derivatives not designated as hedging instruments [Member], Interest rate contracts [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Assets [Member]
Fair value of the Company's derivative financial instruments, as well as their classification on the balance sheet
Asset Derivatives	$ 254
Other Liabilities [Member]
Fair value of the Company's derivative financial instruments, as well as their classification on the balance sheet
Liability Derivatives	$ 254